Form N-1A Supplement	Dec. 05, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON ETF TRUST™
BARON FIRST PRINCIPLES ETF™
Supplement to the Summary Prospectus and Prospectus dated December 5, 2025
Effective immediately, the Summary Prospectus and Prospectus of the Baron First Principles ETF (the “Fund”) are modified as follows:
On page 1 of the Summary Prospectus and page 1 of the Prospectus of the Fund, the following table supersedes and replaces the Annual Fund Operating Expenses table in the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron First Principles ETF
	1.00%	0.00%	1.00%
[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, line of credit expenses, and extraordinary expenses.
[2]	“Other Expenses” have been estimated for the current fiscal year.
On page 1 of the Summary Prospectus and page 1 of the Prospectus of the Fund, the following table supersedes and replaces the Example table in the section “Fees and Expenses of the Fund”:

YEAR	1	3
Baron First Principles ETF
	$102	$318

Baron First Principles ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON ETF TRUST™
BARON FIRST PRINCIPLES ETF™
Supplement to the Summary Prospectus and Prospectus dated December 5, 2025
Effective immediately, the Summary Prospectus and Prospectus of the Baron First Principles ETF (the “Fund”) are modified as follows:
On page 1 of the Summary Prospectus and page 1 of the Prospectus of the Fund, the following table supersedes and replaces the Annual Fund Operating Expenses table in the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Management Fee[1]	Other Expenses[2]	Total Annual Fund Operating Expenses
Baron First Principles ETF
	1.00%	0.00%	1.00%
[1]	Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, line of credit expenses, and extraordinary expenses.
[2]	“Other Expenses” have been estimated for the current fiscal year.
On page 1 of the Summary Prospectus and page 1 of the Prospectus of the Fund, the following table supersedes and replaces the Example table in the section “Fees and Expenses of the Fund”:

YEAR	1	3
Baron First Principles ETF
	$102	$318